UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.1%

Asia-46.3%

China-7.2%
380,000	China Overseas Land & Investment, Ltd.	$1,112,688
1,448,261	China Resources Land, Ltd.	3,590,546
240,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	1,161,818
1,656,667	Greenland Hong Kong Holdings, Ltd. (b)	462,230
700,000	Longfor Properties Co., Ltd.	897,006
250,000	Shimao Property Holdings, Ltd.	355,073
1,958,227	Shui On Land, Ltd.	477,530
		8,056,891

India-9.2%
2,099,872	DB Realty, Ltd. (b)	1,590,337
1,000,000	DLF, Ltd.	1,438,914
2,290,373	Hirco PLC (b)(c)(d)	163,178
500,000	Housing Development & Infrastructure, Ltd. (b)	547,665
185,910	Kolte-Patil Developers, Ltd.	291,103
263,500	Oberoi Realty, Ltd.	949,357
374,877	Prestige Estates Projects, Ltd.	1,026,776
198,276	Sobha, Ltd.	845,068
2,000,000	South Asian Real Estate PLC (b)(c)(d)(e)	3,448,256
		10,300,654

Japan-20.3%
10,000	Daito Trust Construction Co., Ltd.	1,271,359
496	GLP J-REIT	483,022
330,691	Hulic Co., Ltd.	2,851,462
800,000	Ichigo, Inc.	2,748,521
6,538	Invincible Investment Corp.	4,012,788
872,312	Kenedix, Inc.	3,544,230
200,000	Mitsubishi Estate Co., Ltd.	3,959,335
166,725	Mitsui Fudosan Co., Ltd.	3,924,852
		22,795,569

Philippines-3.6%
1,237,077	Ayala Land, Inc.	820,927
27,000,000	Megaworld Corp.	2,036,944
2,700,070	SM Prime Holdings, Inc.	1,207,746
		4,065,617

Singapore-2.4%
2,479,000	Banyan Tree Holdings, Ltd.	652,214
1,701,420	Global Logistic Properties, Ltd.	2,016,477
		2,668,691

Thailand-1.7%
1,114,600	Central Pattana PCL	1,403,995
550,392	Minor International PCL	523,783
		1,927,778

United Arab Emirates-1.9%
1,345,383	DAMAC Properties Dubai Co. PJSC	849,325

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

1,000,000	Emaar Properties PJSC	1,346,508
		2,195,833
	Total Asia (Cost $81,387,446)	52,011,033

Europe-35.8%

France-4.0%
10,000	Accor SA	379,782
20,526	Klepierre	889,638
70,193	Nexity SA	3,176,945
		4,446,365

Germany-2.6%
40,000	ADO Properties SA (a)(b)	1,117,316
2,047,900	Sirius Real Estate, Ltd.	1,003,867
43,548	TLG Immobilien AG	830,977
		2,952,160

Greece-0.0% (f)
100,000	Dolphin Capital Investors, Ltd. (b)	19,761

Ireland-6.0%
828,000	Dalata Hotel Group PLC (b)	4,407,327
518,484	Green REIT PLC	841,891
166,666	Hibernia REIT PLC	233,631
1,022,471	Irish Residential Properties REIT PLC	1,224,195
		6,707,044

Poland-0.0% (f)
3,265,000	Nanette Real Estate Group NV (b)(c)(d)	11,318

Spain-3.9%
75,000	Hispania Activos Inmobiliarios SA (b)	932,665
180,000	Lar Espana Real Estate Socimi SA	1,718,410
150,000	Merlin Properties Socimi SA	1,741,961
		4,393,036

Sweden-2.8%
100,877	JM AB	2,778,122
100,000	Rezidor Hotel Group AB	341,335
		3,119,457

United Kingdom-16.5%
30,000	Belmond, Ltd.-Class A (b)	253,800
320,270	Great Portland Estates PLC	3,512,552
50,000	Kennedy Wilson Europe Real Estate PLC	797,448
90,000	Land Securities Group PLC	1,411,501
252,084	LondonMetric Property PLC	583,137
600,713	LXB Retail Properties PLC	834,557
1,600,756	Regus PLC	6,766,878
120,000	Savills PLC	1,294,800
150,000	The British Land Co. PLC	1,589,010
167,416	The UNITE Group PLC	1,539,614
		18,583,297
	Total Europe (Cost $35,694,007)	40,232,438

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

North & South America-9.0%

Brazil-2.2%
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	486,580
986,829	Direcional Engenharia SA	814,174
912,132	General Shopping Brasil SA (b)	435,565
200,500	JHSF Participacoes SA (b)	62,659
155,394	Sao Carlos Empreendimentos e Participacoes SA	719,122
		2,518,100

Canada-0.3%
60,000	Dream Unlimited Corp.-Class A (b)	316,511

Mexico-4.6%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	380,422
766,024	Corp. Inmobiliaria Vesta SAB de CV	1,098,076
720,979	Fibra Uno Administracion SA de CV	1,444,522
1,000,000	Grupo GICSA SA de CV (b)	822,594
1,257,643	Hoteles City Express SAB de CV (b)	1,478,988
		5,224,602

United States-1.9%
49,984	Extended Stay America, Inc.	640,295
50,000	NorthStar Realty Europe Corp.	472,000
100,000	TerraForm Power, Inc.-Class A	991,000
		2,103,295
	Total North & South America (Cost $26,277,164)	10,162,508
	Total Common Stocks (Cost $143,358,617)	102,405,979

Equity-Linked Structured Notes-3.0%

Asia-3.0%

India-3.0%
240,454	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	657,325
540,000	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	2,386,652
60,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	164,338
30,000	Sobha, Ltd.-Macquarie Bank, Ltd.	127,862
		3,336,177
	Total Asia (Cost $4,004,825)	3,336,177
	Total Equity-Linked Structured Notes (Cost $4,004,825)	3,336,177

Investment Companies-0.6%

Asia-0.6%

India-0.6%
6,976,577	Trinity Capital PLC (b)	671,012
	Total Asia (Cost $10,032,091)	671,012
	Total Investment Companies (Cost $10,032,091)	671,012

Warrants-0.0% (f)

Asia-0.0% (f)

Thailand-0.0% (f)
25,018	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 36.36 (b)	3,039

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

	Total Asia (Cost $0)	3,039
	Total Warrants (Cost $0)	3,039

Short-Term Investments-5.1%
$5,785,000	State Street Eurodollar Time Deposit, 0.01%	5,785,000
	Total Short-Term Investments (Cost $5,785,000)	5,785,000
Total Investments (Cost $163,180,533) (g) -99.8%		112,201,207
Other Assets in Excess of Liabilities-0.2%		221,361
TOTAL NET ASSETS 100.0%		$112,422,568

Percentages are stated as a percent of net assets.
(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.0% of the Fund’s net assets.
(b) Non-income producing security.
(c) Illiquid security.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.2% of the Fund’s net assets.
(e) Private placement.
(f) Amount is less than 0.05%.
(g) See Note 2 for the cost of investments for federal tax purposes.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PJSC-Public Joint Stock Company
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-103.9%

Apartments-16.9%
15,000	American Campus Communities, Inc.	$633,000
25,625	AvalonBay Communities, Inc. (a)	4,394,431
21,000	Camden Property Trust	1,602,300
68,360	Equity Residential (a)	5,269,873
23,665	Essex Property Trust, Inc. (a)	5,043,248
36,900	UDR, Inc.	1,313,271
		18,256,123

Diversified-6.2%
26,114	American Assets Trust, Inc. (a)	976,402
37,087	Cousins Properties, Inc.	319,690
88,700	Crombie Real Estate Investment Trust	843,375
25,000	Forest City Realty Trust, Inc.-Class A (b)	492,500
46,117	Vornado Realty Trust (a)	4,079,510
		6,711,477

Health Care-9.3%
23,928	Care Capital Properties, Inc.	716,404
81,887	HCP, Inc.	2,943,019
30,413	Omega Healthcare Investors, Inc.	964,396
47,344	Sabra Health Care REIT, Inc.	869,236
55,712	Ventas, Inc. (a)	3,081,988
24,803	Welltower, Inc.	1,543,243
		10,118,286

Lodging-4.4%
37,842	Chatham Lodging Trust	713,700
39,658	Chesapeake Lodging Trust	996,209
70,000	DiamondRock Hospitality Co.	581,000
16,000	Hospitality Properties Trust	377,440
105,000	Host Hotels & Resorts, Inc.	1,454,250
12,000	LaSalle Hotel Properties (a)	265,920
15,300	Pebblebrook Hotel Trust	373,626
		4,762,145

Manufactured Homes-1.8%
28,900	Equity LifeStyle Properties, Inc.	1,905,088

Mortgage & Finance-1.6%
46,944	Apollo Commercial Real Estate Finance, Inc.	746,410
50,000	Starwood Property Trust, Inc.	952,000
		1,698,410

Net Lease-0.5%
9,012	EPR Properties	540,269

Office-Industrial Buildings-32.8%
51,528	Alexandria Real Estate Equities, Inc. (a)	4,079,987
49,611	Boston Properties, Inc.	5,765,294
37,671	CoreSite Realty Corp.	2,416,218
18,169	CyrusOne, Inc.	669,528
52,600	Digital Realty Trust, Inc.	4,212,208
59,509	Douglas Emmett, Inc.	1,760,276
56,000	Duke Realty Corp.	1,127,280
40,352	DuPont Fabros Technology, Inc.	1,338,476

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

45,455	Empire State Realty Trust, Inc.-Class A	752,280
15,714	Hudson Pacific Properties, Inc.	399,293
38,773	Kilroy Realty Corp. (a)	2,166,248
23,708	Liberty Property Trust	695,119
15,000	Mack-Cali Realty Corp.	311,850
35,608	Paramount Group, Inc.	583,971
99,400	Prologis, Inc.	3,923,318
35,000	SL Green Realty Corp. (a)	3,381,350
44,537	STAG Industrial, Inc.	754,011
51,058	Terreno Realty Corp.	1,147,784
		35,484,491

Other-0.6%
22,200	The Geo Group, Inc.	656,676

REIT - Infrastructure-1.5%
17,500	American Tower Corp.	1,650,950

Retail Centers-20.7%
78,191	CBL & Associates Properties, Inc.	840,553
25,075	DDR Corp.	429,033
12,100	Federal Realty Investment Trust (a)	1,825,043
76,000	General Growth Properties, Inc.	2,131,040
50,000	Kimco Realty Corp.	1,359,500
56,295	Simon Property Group, Inc. (a)	10,486,633
19,106	Taubman Centers, Inc. (a)	1,357,290
30,928	The Macerich Co. (a)	2,411,456
23,058	Urban Edge Properties	560,309
21,030	Weingarten Realty Investors	733,737
22,897	WP Glimcher, Inc.	207,905
		22,342,499

Storage-7.6%
17,500	Extra Space Storage, Inc.	1,587,075
26,265	Public Storage (a)	6,659,753
		8,246,828
	Total Real Estate Investment Trusts (Cost $61,193,176)	112,373,242

Common Stocks-2.6%

Lodging-2.6%
80,000	Hilton Worldwide Holdings, Inc.	1,424,800
22,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,369,280
		2,794,080
	Total Common Stocks (Cost $2,695,007)	2,794,080

Preferred Stocks-1.3%

Mortgage & Finance-0.4%

22,167	NorthStar Realty Finance Corp.-Series B, 8.250%	428,488

Retail Centers-0.9%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	919,585
	Total Preferred Stocks (Cost $1,166,419)	1,348,073
Total Investments (Cost $65,054,602) (c) -107.8%		116,515,395
Liabilities in Excess of Other Assets-(7.8)%		(8,385,774)
TOTAL NET ASSETS 100.0%		$108,129,621

Percentages are stated as a percent of net assets.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Non-income producing security.
(c) See Note 2 for the cost of investments for federal tax purposes.
REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.0%

Asia-72.3%

China-44.5%
160,000	China Jinmao Holdings Group, Ltd.	$42,084
155,000	China Overseas Land & Investment, Ltd.	453,860
125,357	China Resources Land, Ltd.	310,786
29,000	China State Construction International Holdings, Ltd.	46,832
40,000	China Vanke Co., Ltd.-Class H	91,935
81,000	CIFI Holdings Group Co., Ltd.	15,564
52,333	Country Garden Holdings Co., Ltd.	20,148
25,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	121,023
12,000	E-House China Holdings, Ltd.-ADR (b)	70,560
45,000	Evergrande Real Estate Group, Ltd.	30,117
57,904	Greenland Hong Kong Holdings, Ltd. (c)	16,156
25,000	Greentown China Holdings, Ltd. (c)	18,789
29,000	Guangzhou R&F Properties Co., Ltd.-Class H	31,378
140,000	Joy City Property, Ltd.	18,599
100,000	KWG Property Holding, Ltd.	64,300
60,000	Longfor Properties Co., Ltd.	76,886
97,000	Shenzhen Investment, Ltd.	37,496
42,000	Shimao Property Holdings, Ltd.	59,652
125,000	Shui On Land, Ltd.	30,482
128,000	Sino-Ocean Land Holdings, Ltd.	64,898
55,000	Sunac China Holdings, Ltd.	34,333
126,000	Yuexiu Property Co., Ltd.	18,325
		1,674,203

India-0.6%
42,000	Ascendas India Trust	23,655

Indonesia-5.5%
26,000	First Real Estate Investment Trust	21,353
500,000	PT Alam Sutera Realty TBK	11,795
320,159	PT Bumi Serpong Damai TBK	40,759
120,649	PT Ciputra Surya TBK	18,887
80,000	PT Lippo Cikarang TBK (c)	35,444
1,130,714	PT Pakuwon Jati TBK	37,252
390,000	PT Summarecon Agung TBK	41,580
		207,070

Malaysia-0.3%
15,000	SP Setia BHD Group	10,469

Philippines-8.6%
180,307	Ayala Land, Inc.	119,652
450,000	Megaworld Corp.	33,949
81,000	Robinsons Land Corp.	42,678
250,000	SM Prime Holdings, Inc.	111,826
200,000	Vista Land & Lifescapes, Inc.	15,785
		323,890
Singapore-3.0%
95,000	Global Logistic Properties, Ltd.	112,591

Thailand-4.2%
40,000	Amata Corp. PCL	13,867
90,000	AP Thailand PCL	14,081

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

90,000	BTS Group Holdings PCL-NVDR	20,580
42,000	Central Pattana PCL	52,905
45,000	Land & Houses PCL	11,151
30,000	Minor International PCL	28,550
25,000	Pruksa Real Estate PCL	17,728
		158,862

United Arab Emirates-5.6%
115,000	Aldar Properties PJSC	68,928
72,611	Emaar Malls Group PJSC (c)	45,275
70,000	Emaar Properties PJSC	94,256
		208,459

Vietnam-0.0%
1,600	Amata VN PCL (c)	446
	Total Asia (Cost $3,036,712)	2,719,645

Europe-5.4%

Austria-1.4%
1,000	CA Immobilien Anlagen AG (b)	17,150
19,000	Immofinanz AG (b)(c)	35,808
		52,958

Greece-0.6%
3,000	Grivalia Properties REIC AE	23,104

Poland-0.4%
5,000	Atrium European Real Estate, Ltd. (b)	17,206

Russia-0.9%
11,500	LSR Group PJSC-GDR (a)(b)	18,400
30,000	Raven Russia, Ltd. (b)(c)	14,386
		32,786
Spain-1.2%
4,000	Melia Hotels International SA (b)	43,681

Turkey-0.9%
39,809	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,864
	Total Europe (Cost $234,962)	204,599

Middle East/Africa-4.1%

Egypt-1.1%
4,183	Medinet Nasr Housing (c)	13,271
15,355	Six of October Development & Investment (c)	14,554
22,000	Talaat Moustafa Group	14,592
		42,417
South Africa-3.0%
40,000	Growthpoint Properties, Ltd. (b)	57,681
58,000	Redefine Properties, Ltd. (b)	34,825
20,000	Vukile Property Fund, Ltd. (b)	19,389
		111,895
	Total Middle East/Africa (Cost $235,074)	154,312

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

North & South America-10.2%

Argentina-0.5%
3,100	TGLT SA-ADR (d)	18,006

Brazil-1.5%
10,049	BR Malls Participacoes SA	29,822
7,000	Even Construtora e Incorporadora SA	7,228
5,011	Ez Tec Empreendimentos e Participacoes SA	15,472
3,538	General Shopping Brasil SA (c)	1,689
		54,211

Chile-0.8%
19,000	Parque Arauco SA	29,589

Mexico-7.4%
20,937	Concentradora Fibra Hotelera Mexicana SA de CV (b)	15,930
34,244	Corp. Inmobiliaria Vesta SAB de CV (b)	49,088
12,582	Fibra Shop Portafolios Inmobiliarios SAPI de CV (b)	11,897
66,000	Fibra Uno Administracion SA de CV (b)	132,234
20,000	Grupo GICSA SA de CV (b)(c)	16,452
25,000	Hoteles City Express SAB de CV (b)(c)	29,400
17,000	Prologis Property Mexico SA de CV (b)	24,744
		279,745
	Total North & South America (Cost $552,028)	381,551
	Total Common Stocks (Cost $4,058,776)	3,460,107

Preferred Stocks-0.6%

Europe-0.6%

Russia-0.6%
15,000	Raven Russia, Ltd., 12.000%	24,793
	Total Europe (Cost $28,010)	24,793
	Total Preferred Stocks (Cost $28,010)	24,793

Equity-Linked Structured Notes-7.9%

Asia-7.9%

India-7.9%
30,000	DB Realty, Ltd.-Macquarie Bank, Ltd. (c)	22,720
16,978	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	46,412
22,000	DLF, Ltd.-Macquarie Bank, Ltd. (c)	31,656
44,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (c)	48,195
15,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	54,043
9,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	41,148
8,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	21,912
7,000	Sobha, Ltd.-Macquarie Bank, Ltd.	29,835
		295,921
	Total Asia (Cost $371,309)	295,921
	Total Equity-Linked Structured Notes (Cost $371,309)	295,921

Convertible Foreign Bonds-0.0% (e)

North & South America-0.0% (e)

Brazil-0.0% (e)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (f)(g)	200

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Total North & South America (Cost $28,699)	200
Total Convertible Foreign Bonds (Cost $28,699)	200
Total Investments (Cost $4,486,794) (h) -100.5%	3,781,021
Liabilities in Excess of Other Assets-(0.5)%	(19,345)
TOTAL NET ASSETS 100.0%	$3,761,676

Percentages are stated as a percent of net assets.
(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.7% of the Fund’s net assets.
(b) All or a portion of the security has been designated as collateral for the line of credit.
(c) Non-income producing security.
(d) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of January 31, 2016, these securities amounted to a total value of $18,006 which comprised 0.5% of the Fund’s net assets.
(e) Amount is less than 0.05%.
(f) Represents a zero-coupon bond.
(g) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(h) See Note 2 for the cost of investments for federal tax purposes.
ADR-American Depositary Receipt
AS-Anonim Sirketi is the Turkish term for joint stock company.
BHD-Malaysian equivalent to incorporated.
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PJSC-Public Joint Stock Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAPI de CV-Sociedad Anonima Promotora de Inversion de Capital Variable is the Spanish equivalent to Variable Capital Corporation.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.4%

Asia-12.0%

China-6.0%
1,738,000	Beijing Enterprises Water Group, Ltd.	$869,536
691,000	China Everbright International, Ltd.	733,935
427,000	China Merchants Holdings International Co., Ltd.	1,178,572
839,000	China Railway Construction Corp., Ltd.-Class H	844,771
720,771	China State Construction International Holdings, Ltd.	1,163,962
1,305,000	COSCO Pacific, Ltd.	1,479,544
446,700	CRRC Corp., Ltd.-Class H	418,052
290,000	ENN Energy Holdings, Ltd.	1,313,282
1,342,100	Zhejiang Expressway Co., Ltd.-Class H	1,180,503
		9,182,157

Indonesia-1.8%
5,300,000	PT Jasa Marga Persero TBK	2,230,648
1,100,000	PT Tower Bersama Infrastructure TBK (a)	507,926
		2,738,574

Japan-2.3%
37,700	East Japan Railway Co.	3,465,303

Philippines-1.0%
1,162,700	International Container Terminal Services, Inc.	1,489,212

Thailand-0.9%
4,765,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,373,642
	Total Asia (Cost $20,309,343)	18,248,888

Europe-35.0%

France-12.5%
25,000	Aeroports de Paris	2,832,000
111,100	Eutelsat Communications SA	3,590,693
257,800	Groupe Eurotunnel SE	2,962,457
154,600	Suez Environnement Co.	2,865,896
123,300	Veolia Environnement SA	2,972,653
56,600	Vinci SA	3,834,492
		19,058,191

Germany-2.9%
32,200	Fraport AG Frankfurt Airport Services Worldwide	1,952,983
33,500	HeidelbergCement AG	2,467,716
		4,420,699

Italy-4.6%
119,300	Atlantia SpA	3,125,943
723,200	Enel SpA	2,969,228
98,595	Societa Iniziative Autostradali e Servizi SpA	935,395
		7,030,566

Netherlands-3.7%
782,400	Koninklijke KPN NV	3,027,614
59,300	Koninklijke Vopak NV	2,579,277
		5,606,891

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Portugal-1.6%
330,100	NOS SGPS	2,395,512

Spain-5.6%
203,070	Abertis Infraestructuras SA	3,025,415
164,500	Cellnex Telecom SAU (b)	2,835,022
293,800	Saeta Yield SA	2,605,971
		8,466,408

United Kingdom-4.1%
39,200	Abengoa Yield PLC (c)	664,440
60,700	BT Group PLC-SP ADR (c)	2,116,002
156,000	Ferrovial SA	3,418,401
		6,198,843
	Total Europe (Cost $52,042,127)	53,177,110

North & South America-51.4%

Brazil-2.8%
723,300	CCR SA	2,311,059
305,700	Cia de Saneamento Basico do Estado de Sao Paulo-ADR (c)	1,623,267
2,150,100	Cosan Logistica SA	279,527
		4,213,853

Canada-5.2%
26,500	Canadian Pacific Railway, Ltd. (c)	3,172,845
89,700	Enbridge, Inc.	3,115,713
56,400	Progressive Waste Solutions, Ltd. (c)	1,588,788
		7,877,346

Mexico-3.5%
3,240,000	OHL Mexico SAB de CV (a)	3,034,974
207,100	Promotora y Operadora de Infraestructura SAB de CV	2,380,347
		5,415,321

Peru-0.3%
183,371	Grana y Montero SA-SP ADR (c)	403,416

United States-39.6%
38,000	American Tower Corp. (c)	3,584,920
92,300	AT&T, Inc. (c)	3,328,338
79,400	CMS Energy Corp. (c)	3,087,072
38,000	Comcast Corp.-Class A (c)	2,116,980
73,000	Corrections Corp. of America (c)	2,103,130
46,000	Crown Castle International Corp. (c)	3,965,200
45,300	DISH Network Corp.-Class A (a)(c)	2,186,631
43,500	Dominion Resources, Inc. (c)	3,139,395
33,100	DTE Energy Co. (c)	2,813,831
42,100	Eversource Energy (c)	2,264,980
77,400	Exelon Corp. (c)	2,288,718
37,100	Genesee & Wyoming, Inc.-Class A (a)(c)	1,839,418
34,400	ITC Holdings Corp. (c)	1,372,560
31,900	Kansas City Southern (c)	2,261,072
92,300	MasTec, Inc. (a)(c)	1,425,112
28,300	NextEra Energy, Inc. (c)	3,161,393
103,600	NRG Energy, Inc. (c)	1,102,304
168,700	NRG Yield, Inc.-Class A (c)	2,091,880
141,400	Pattern Energy Group, Inc. (c)	2,679,530
23,500	SemGroup Corp.-Class A (c)	520,290

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

4,170	Sunstone Hotel Investors, Inc.	49,540
67,300	T-Mobile U.S., Inc. (a)(c)	2,702,095
140,700	The Geo Group, Inc. (c)	4,161,906
82,500	The Williams Cos., Inc. (c)	1,592,250
222,800	TravelCenters of America LLC (a)(c)	1,557,372
40,000	Union Pacific Corp. (c)	2,880,000
		60,275,917
	Total North & South America (Cost $95,145,491)	78,185,853
	Total Common Stocks (Cost $167,496,961)	149,611,851

Equity-Linked Structured Notes-1.0%

Asia-1.0%

India-1.0%
495,400	Adani Ports and Special Economic Zone-Macquarie Bank, Ltd.	1,551,284
	Total Equity-Linked Structured Notes (Cost $1,140,375)	1,551,284
Total Investments (Cost $168,637,336) -99.4%		151,163,135
Other Assets in Excess of Liabilities-0.6%		874,763
TOTAL NET ASSETS 100.0%		$152,037,898

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.9% of the Fund’s net assets.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) See Note 6 for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.7%

Asia-24.8%

China-8.7%
80,000	China Jinmao Holdings Group, Ltd.	$21,042
30,000	China Overseas Land & Investment, Ltd.	87,844
37,000	China Resources Land, Ltd.	91,731
16,500	China State Construction International Holdings, Ltd.	26,645
5,000	China Vanke Co., Ltd.-Class H	11,492
11,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	53,250
55,000	Greenland Hong Kong Holdings, Ltd. (b)	15,345
34,000	KWG Property Holding, Ltd.	21,862
20,000	Longfor Properties Co., Ltd.	25,629
64,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.-Class H	23,751
90,000	Shui On Land, Ltd.	21,947
		400,538

Hong Kong-1.6%
6,000	Cheung Kong Property Holdings, Ltd.	32,444
4,000	Sun Hung Kai Properties, Ltd.	43,267
		75,711

India-0.5%
40,000	Ascendas India Trust	22,529

Japan-12.7%
7	Global One Real Estate Investment Corp.	24,717
35	GLP J-REIT	34,084
3,300	Hulic Co., Ltd.	28,455
30	Ichigo Hotel REIT Investment Corp.	33,874
19,000	Ichigo, Inc.	65,277
89	Invincible Investment Corp.	54,625
59	Japan Hotel REIT Investment Corp.	44,807
7,500	Kenedix, Inc.	30,473
4,300	Mitsubishi Estate Co., Ltd.	85,126
5,000	Mitsui Fudosan Co., Ltd.	117,704
2,500	Sumitomo Realty & Development Co., Ltd.	70,081
		589,223

Singapore-1.3%
51,000	Global Logistic Properties, Ltd.	60,444
	Total Asia (Cost $1,246,751)	1,148,445

Australia-3.9%

Australia-3.9%
8,500	Goodman Group	37,219
28,000	Mirvac Group	38,232
17,000	Stockland	49,879
8,000	Westfield Corp.	56,949
		182,279
	Total Australia (Cost $181,558)	182,279

Europe-19.4%

France-4.6%
1,600	Klepierre	69,347
850	Nexity SA	38,471

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

420	Unibail-Rodamco SE	105,866
		213,684

Germany-2.9%
2,800	ADO Properties SA (a)(b)	78,212
5,500	Dream Global Real Estate Investment Trust	31,605
1,250	TLG Immobilien AG	23,852
		133,669

Ireland-1.9%
12,000	Dalata Hotel Group PLC (b)	63,874
16,000	Hibernia REIT PLC	22,429
		86,303

Poland-0.5%
6,300	Atrium European Real Estate, Ltd.	21,680

Spain-2.7%
1,700	Hispania Activos Inmobiliarios SA (b)	21,141
5,100	Lar Espana Real Estate Socimi SA	48,688
5,000	Merlin Properties Socimi SA	58,065
		127,894

United Kingdom-6.8%
500	Derwent London PLC	23,190
6,000	Great Portland Estates PLC	65,805
5,500	Land Securities Group PLC	86,258
10,000	LondonMetric Property PLC	23,133
6,000	The British Land Co. PLC	63,560
2,500	The UNITE Group PLC	22,991
2,500	Workspace Group PLC	28,841
		313,778
	Total Europe (Cost $975,269)	897,008

North & South America-49.6%

Mexico-2.3%
28,000	Corp. Inmobiliaria Vesta SAB de CV	40,137
23,400	Fibra Uno Administracion SA de CV	46,883
18,000	Hoteles City Express SAB de CV (b)	21,168
		108,188

United States-47.3%
500	AvalonBay Communities, Inc.	85,745
900	Boston Properties, Inc.	104,589
700	Camden Property Trust	53,410
3,200	Colony Capital, Inc.-Class A	55,136
430	CoreSite Realty Corp.	27,580
1,000	DuPont Fabros Technology, Inc.	33,170
125	Equinix, Inc.	38,821
1,900	Equity Residential	146,471
400	Essex Property Trust, Inc.	85,244
1,700	Forest City Realty Trust, Inc.-Class A (b)	33,490
1,500	Gaming and Leisure Properties, Inc.	39,120
3,800	General Growth Properties, Inc.	106,552
3,800	Host Hotels & Resorts, Inc.	52,630
900	Hudson Pacific Properties, Inc.	22,869
850	Kilroy Realty Corp.	47,490
900	Kimco Realty Corp.	24,471

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

1,700	Kite Realty Group Trust	45,050
1,500	LaSalle Hotel Properties	33,240
700	Lennar Corp.-Class A	29,505
900	LGI Homes, Inc. (b)	19,764
1,100	MGM Resorts International (b)	22,088
3,200	New York REIT, Inc.	32,896
4,200	NorthStar Realty Europe Corp.	39,648
700	NorthStar Realty Finance Corp.	8,309
1,700	Pebblebrook Hotel Trust	41,514
3,300	Prologis, Inc.	130,251
400	Public Storage	101,424
1,000	QTS Realty Trust, Inc.-Class A	46,200
1,600	Simon Property Group, Inc.	298,048
800	SL Green Realty Corp.	77,288
700	Starwood Hotels & Resorts Worldwide, Inc.	43,568
3,500	Starwood Property Trust, Inc.	66,640
330	The Howard Hughes Corp. (b)	31,360
1,100	The Macerich Co.	85,767
1,800	TRI Pointe Group, Inc. (b)	18,972
1,500	Urban Edge Properties	36,450
300	Vornado Realty Trust	26,538
		2,191,308
	Total North & South America (Cost $2,509,125)	2,299,496
	Total Common Stocks (Cost $4,912,703)	4,527,228
Principal Amount

Short-Term Investments-2.5%
$114,000	State Street Eurodollar Time Deposit, 0.01%	114,000
	Total Short-Term Investments (Cost $114,000)	114,000
Total Investments (Cost $5,026,703) -100.2%		4,641,228
Liabilities in Excess of Other Assets-(0.2)%		(8,506)
TOTAL NET ASSETS 100.0%		$4,632,722

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.8% of the Fund’s net assets.

(b) Non-income producing security.

(c) See Note 2 for the cost of investments for federal tax purposes.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Realty Growth & Income Fund are five separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund and Alpine Global Realty Growth & Income Fund are non-diversified funds. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Emerging Markets Real Estate Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Realty Growth & Income Fund seeks total return through growth of capital and current income. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds. Alpine Global Realty Growth & Income Fund commenced operations on November 2, 2015.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2016:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$—	$48,562,777	$3,448,256	$52,011,033
Europe	3,784,506	36,436,614	11,318	40,232,438
North & South America	10,162,508	—	—	10,162,508
Equity-Linked Structured Notes	—	3,336,177	—	3,336,177
Investment Companies	671,012	—	—	671,012
Warrants	—	3,039	—	3,039
Short-Term Investments	—	5,785,000	—	5,785,000
Total	$14,618,026	$94,123,607	$3,459,574	$112,201,207

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$606,043	$—	$606,043
Total	$—	$606,043	$—	$606,043

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$112,373,242	$—	$—	$112,373,242
Common Stocks	2,794,080	—	—	2,794,080
Preferred Stocks	1,348,073	—	—	1,348,073
Total	$116,515,395	$—	$—	$116,515,395

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$102,827	$2,616,818	$—	$2,719,645
Europe	—	204,599	—	204,599
Middle East/Africa	19,389	134,923	—	154,312
North & South America	333,956	47,595	—	381,551
Preferred Stocks	24,793	—	—	24,793
Equity-Linked Structured Notes	—	295,921	—	295,921
Convertible Foreign Bonds	—	200	—	200
Total	$480,965	$3,300,056	$—	$3,781,021

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$—	$18,248,888	$—	$18,248,888
Europe	2,780,442	50,396,668	—	53,177,110
North & South America	77,906,326	279,527	—	78,185,853
Equity-Linked Structured Notes	—	1,551,284	—	1,551,284
Total	$80,686,768	$70,476,367	$—	$151,163,135

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$155,627	$—	$155,627
Liabilities
Forward Currency Contracts	—	(9,876)	—	(9,876)
Total	$—	$145,751	$—	$145,751

	Valuation Inputs
Global Realty Growth & Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$33,874	$1,114,571	$—	$1,148,445
Australia	—	182,279	—	182,279
Europe	100,641	764,762	—	865,403
North & South America	2,331,101	—	—	2,331,101
Short-Term Investments	—	114,000	—	114,000
Total	$2,465,616	$2,175,612	$—	$4,641,228

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $91,819,342 was transferred from Level 1 to Level 2 for International Real Estate Equity Fund, approximately $3,342,105 was transferred from Level 1 to Level 2 for Emerging Market Real Estate Fund and approximately $88,658,368 was transferred from Level 1 to Level 2 for Global Infrastructure Fund as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2016, the Funds had no transfers between Levels 2 and 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2015	$3,865,487
Realized gain (loss)	-
Change in net unrealized depreciation	(405,913)
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of January 31, 2016	$3,459,574
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$(405,913)

* The Funds recognize transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2016:

International Real Estate Equity Fund

Asset	Fair Value at 1/31/16	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	$3,448,256*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	1.68x to 2.17x	1.93x	Fair Value would Increase

			Price / Book	0.74x to 1.07x	0.91x	Fair Value would Increase

		Income Approach	Adjusted Weighted Average Cost of Capital	16.5%-17.5%	17%	Fair Value would Decrease

			Terminal Growth Rate	3%-5%	4%	Fair Value would Decrease

Common Stock	$11,318*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

* Represents a single security, as of January 31, 2016. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$163,180,533	18,036,962	(69,016,288)	$(50,979,326)
Realty Income & Growth Fund	65,054,602	52,241,267	(780,474)	51,460,793
Emerging Markets Real Estate Fund	4,486,794	115,842	(821,615)	(705,773)
Global Infrastructure Fund	168,637,336	8,500,223	(25,974,424)	$(17,474,201)
Global Realty Growth & Income Fund	5,026,703	61,276	(446,751)	(385,475)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The Global Realty Growth & Income Fund will invest at least 40% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of January 31, 2016:

International Real Estate Equity Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
British Pound	State Street Bank and Trust Company	06/09/16	7,700,000	GBP	$11,582,109	$10,976,066	$606,043
						$10,976,066	$606,043

Global Infrastructure Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	06/09/16	1,950,000	EUR	$2,158,669	$2,120,430	$38,239
Euro	State Street Bank and Trust Company	06/09/16	17,000,000	EUR	18,603,185	18,485,797	117,388
Hong Kong Dollar	State Street Bank and Trust Company	11/02/16	63,000,000	HKD	8,066,788	8,076,664	(9,876)
						$28,682,891	$145,751

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2016

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 23, 2016

* Print the name and title of each signing officer under his or her signature.